Deferred Charges, net	12 Months Ended
Dec. 31, 2023
Deferred Charges, net [Abstract]
Deferred Charges, net
4.	Deferred Charges, net:

The movement in deferred charges net, which represents deferred dry-docking costs, in the accompanying consolidated balance sheets is as follows:

Dry-docking costs
Balance December 31, 2021	$868,917
Additions	2,479,526
Amortization	(727,298)
Balance December 31, 2022	$2,621,145
Additions	3,486,746
Amortization	(1,244,197)
Disposals	(3,443,120)
Balance December 31, 2023	$1,420,574

During the year ended December 31, 2023, the M/T Wonder Formosa, M/T Wonder Vega and M/T Wonder Sirius initiated and completed their scheduled dry-dock.